Investments in equity accounted associates - Fair values of the identifiable assets and liabilities on provisional basis - MX Capital Ltd (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 04, 2022	Jan. 27, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Property and equipment	$ 627			$ 1,352
Intangible assets	15,553			266
Right-of-use assets	1,622			2,050	$ 1,921	$ 1,044
Trade and other receivables	46,229			45,087
Cash and cash equivalents	91,378			142,802
Prepaid tax	3,444			3,137
Total assets	373,254			312,983
Liabilities
Trade and other payables	(18,989)			(26,573)
Tax liability	(3,661)			(814)
Lease liabilities - current	(886)			(831)	$ (1,274)
Liabilities	(478,452)			(474,031)
Goodwill	$ 48,900			$ 1,501
MX Capital Limited
ASSETS
Property and equipment		$ 148
Intangible assets		18,339
Right-of-use assets		26
Trade and other receivables		177
Cash and cash equivalents		5,367
Prepaid tax		34
Loans receivable - current		34
Other assets		154
Total assets		24,279
Liabilities
Trade and other payables		(1,150)
Tax liability		(155)
Provisions for non-income tax risks		(89)
Lease liabilities - current		(26)
Short-term loans		(1,171)
Liabilities		(2,591)
Total identifiable net assets at fair value		21,688
Goodwill		13,831
Purchase consideration transferred		15,000
Liability arising from sellers earn-outs		11,502	$ 11,502
Liability arising from founders earn-outs		4,692
Liability arising from symmetric put option		544
Asset arising from symmetric call option		$ (7,323)